CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	100,000,000	100,000,000
Common stock, issued	71,299,899	53,394,000	32,500,000
Common stock, outstanding	71,299,899	53,394,000	32,500,000